DBX ETF Trust

Schedule of Investments

Xtrackers Low Beta High Yield Bond ETF

November 30, 2019 (Unaudited)

	Principal Amount	Value
CORPORATE BONDS - 98.9%
Basic Materials - 4.2%
Chemicals - 1.5%
Ashland LLC
4.75%, 8/15/22	$350,000	$367,500
Blue Cube Spinco LLC
9.75%, 10/15/23	225,000	245,248
10.00%, 10/15/25	250,000	279,372
CF Industries, Inc.
3.45%, 6/1/23	250,000	256,247
INEOS Group Holdings SA, 144A
5.625%, 8/1/24 (a)	220,000	226,395
PolyOne Corp.
5.25%, 3/15/23	225,000	242,435
PQ Corp., 144A
6.75%, 11/15/22	206,000	213,466
SPCM SA, 144A
4.875%, 9/15/25	250,000	258,748
WR Grace & Co.-Conn, 144A
5.125%, 10/1/21	250,000	259,938

		2,349,349

Iron/Steel - 0.2%
Allegheny Technologies, Inc.
5.95%, 1/15/21	200,000	208,430
Cleveland-Cliffs, Inc., 144A
4.875%, 1/15/24	150,000	154,750

		363,180

Mining - 2.5%
Alcoa Nederland Holding BV, 144A
6.75%, 9/30/24	240,000	253,198
Celtic Resources Holdings DAC, 144A
4.125%, 10/9/24	150,000	152,515
Constellium SE, 144A
5.75%, 5/15/24	500,000	515,882
FMG Resources August 2006 Pty Ltd.
4.75%, 5/15/22, 144A	250,000	256,873
5.125%, 3/15/23, 144A	250,000	261,872
5.125%, 5/15/24, 144A (a)	200,000	210,332
Freeport-McMoRan, Inc.
3.55%, 3/1/22	643,000	647,822
3.875%, 3/15/23	855,000	874,580
4.55%, 11/14/24	295,000	310,771
Novelis Corp., 144A
6.25%, 8/15/24	350,000	368,911

		3,852,756

Communications - 20.7%
Advertising - 0.6%
Lamar Media Corp.
5.00%, 5/1/23	456,000	465,115
5.375%, 1/15/24	100,000	102,499
5.75%, 2/1/26	100,000	106,577
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.625%, 2/15/24	260,000	267,405

		941,596

Internet - 1.7%
Netflix, Inc.
5.375%, 2/1/21	190,000	196,925
5.50%, 2/15/22	250,000	264,683
5.75%, 3/1/24	125,000	138,698
5.875%, 2/15/25	278,000	305,175
4.375%, 11/15/26	390,000	395,860
NortonLifeLock, Inc.
3.95%, 6/15/22	125,000	127,127
VeriSign, Inc.
4.625%, 5/1/23	270,000	275,060
5.25%, 4/1/25	175,000	192,988
4.75%, 7/15/27	175,000	186,431
Zayo Group LLC / Zayo Capital, Inc.
6.00%, 4/1/23	550,000	565,132

		2,648,079

Media - 10.0%
AMC Networks, Inc.
4.75%, 12/15/22	250,000	253,123
5.00%, 4/1/24	375,000	377,344
Cablevision Systems Corp.
5.875%, 9/15/22	250,000	269,998
CCO Holdings LLC / CCO Holdings Capital Corp.
5.25%, 9/30/22	500,000	507,812
4.00%, 3/1/23, 144A	130,000	132,761
5.125%, 5/1/23, 144A	550,000	564,432
5.75%, 9/1/23	280,000	286,685
5.875%, 4/1/24, 144A	550,000	574,744
5.375%, 5/1/25, 144A	275,000	285,310
5.75%, 2/15/26, 144A	1,105,000	1,169,678
5.50%, 5/1/26, 144A	450,000	475,795
5.125%, 5/1/27, 144A	1,250,000	1,328,156
5.875%, 5/1/27, 144A	250,000	266,831

CSC Holdings LLC
6.75%, 11/15/21	293,000	316,001
5.375%, 7/15/23, 144A	400,000	411,496
5.25%, 6/1/24	250,000	269,373
7.75%, 7/15/25, 144A	275,000	295,625
6.625%, 10/15/25, 144A	265,000	282,593
10.875%, 10/15/25, 144A	680,000	766,275
5.50%, 5/15/26, 144A	525,000	555,835
5.50%, 4/15/27, 144A	550,000	586,340
DISH DBS Corp.
6.75%, 6/1/21	700,000	739,123
Gray Television, Inc., 144A
5.125%, 10/15/24 (a)	180,000	187,198
Nexstar Broadcasting, Inc., 144A
5.625%, 8/1/24	400,000	417,996
Quebecor Media, Inc.
5.75%, 1/15/23	300,000	325,248
Sinclair Television Group, Inc., 144A
5.625%, 8/1/24	300,000	309,747
Sirius XM Radio, Inc.
3.875%, 8/1/22, 144A	425,000	434,560
4.625%, 5/15/23, 144A	250,000	254,375
4.625%, 7/15/24, 144A	500,000	525,000
5.375%, 4/15/25, 144A	334,000	346,522
5.375%, 7/15/26, 144A	350,000	370,571
TEGNA, Inc. 6.375%, 10/15/23	345,000	356,213
UPCB Finance IV Ltd., 144A
5.375%, 1/15/25	400,000	412,000
Videotron Ltd.
5.00%, 7/15/22	271,000	285,564
5.375%, 6/15/24, 144A	300,000	328,497
5.125%, 4/15/27, 144A	125,000	133,022
Virgin Media Finance PLC, 144A
6.00%, 10/15/24	200,000	206,333

		15,608,176

Telecommunications - 8.4%
CenturyLink, Inc.
Series S, 6.45%, 6/15/21	450,000	473,512
Series T, 5.80%, 3/15/22	515,000	543,965
Series W, 6.75%, 12/1/23	300,000	334,500
GTH Finance BV, 144A
7.25%, 4/26/23	200,000	224,464
Hughes Satellite Systems Corp.
7.625%, 6/15/21	350,000	376,162
Inmarsat Finance PLC
4.875%, 5/15/22, 144A	350,000	354,294
6.50%, 10/1/24, 144A	100,000	105,142
Intelsat Jackson Holdings SA
9.50%, 9/30/22, 144A	175,000	196,055
8.00%, 2/15/24, 144A	515,000	526,582
Level 3 Financing, Inc.
5.375%, 8/15/22	483,000	484,932
5.625%, 2/1/23	100,000	100,624
5.125%, 5/1/23	280,000	282,797
5.375%, 1/15/24	230,000	234,408
5.375%, 5/1/25	300,000	311,247
5.25%, 3/15/26	247,000	257,762
Level 3 Parent LLC
5.75%, 12/1/22	301,000	301,000
Nokia OYJ
3.375%, 6/12/22	222,000	225,040
4.375%, 6/12/27	175,000	180,500
Qwest Corp.
6.75%, 12/1/21	325,000	348,629
Sprint Communications, Inc.
11.50%, 11/15/21	370,000	428,183
Sprint Corp.
7.25%, 9/15/21	800,000	850,200
Telecom Italia SpA, 144A
5.303%, 5/30/24	500,000	538,880
Telefonaktiebolaget LM Ericsson
4.125%, 5/15/22	325,000	337,592
T-Mobile USA, Inc.
4.00%, 4/15/22	150,000	154,874
6.00%, 3/1/23	400,000	407,960
6.50%, 1/15/24	350,000	363,122
6.00%, 4/15/24	350,000	362,976
6.375%, 3/1/25	660,000	686,400
5.125%, 4/15/25	220,000	227,973
6.50%, 1/15/26	675,000	723,954
4.50%, 2/1/26	450,000	462,858
5.375%, 4/15/27	150,000	160,661
4.75%, 2/1/28	550,000	576,826
VEON Holdings BV
3.95%, 6/16/21, 144A	300,000	305,217
5.95%, 2/13/23, 144A	300,000	325,986
4.95%, 6/16/24, 144A	150,000	160,166
4.00%, 4/9/25, 144A	300,000	309,720

		13,245,163

Consumer, Cyclical - 16.2%
Airlines - 0.4%
Air Canada, 144A
7.75%, 4/15/21	150,000	160,185
American Airlines Group, Inc., 144A
5.00%, 6/1/22	250,000	261,513

United Airlines Holdings, Inc.
4.25%, 10/1/22	120,000	123,900

		545,598

Apparel - 0.6%
Hanesbrands, Inc.
4.625%, 5/15/24, 144A	318,000	335,487
4.875%, 5/15/26, 144A	325,000	346,487
Levi Strauss & Co.
5.00%, 5/1/25	313,000	323,302

		1,005,276

Auto Manufacturers - 0.6%
Allison Transmission, Inc., 144A
5.00%, 10/1/24	350,000	359,184
Fiat Chrysler Automobiles NV
5.25%, 4/15/23	525,000	565,100

		924,284

Auto Parts & Equipment - 0.2%
Goodyear Tire & Rubber Co.
5.125%, 11/15/23	322,000	325,217

Distribution/Wholesale - 0.9%
American Builders & Contractors Supply Co., Inc., 144A
4.00%, 1/15/28	350,000	351,312
Anixter, Inc.
5.125%, 10/1/21	155,000	162,579
HD Supply, Inc., 144A
5.375%, 10/15/26	250,000	265,581
KAR Auction Services, Inc., 144A
5.125%, 6/1/25	347,000	353,503
LKQ Corp.
4.75%, 5/15/23	327,000	333,128

		1,466,103

Entertainment - 2.3%
Cedar Fair LP, 144A
5.25%, 7/15/29	175,000	187,219
Cinemark USA, Inc.
5.125%, 12/15/22	197,000	199,524
4.875%, 6/1/23	200,000	203,498
Eldorado Resorts, Inc.
6.00%, 4/1/25	374,000	394,566
6.00%, 9/15/26	193,000	212,816
International Game Technology PLC
6.25%, 2/15/22, 144A	450,000	475,872
6.50%, 2/15/25, 144A	450,000	503,996
Live Nation Entertainment, Inc.
4.875%, 11/1/24, 144A	229,000	237,585
4.75%, 10/15/27, 144A	350,000	361,384
Scientific Games International, Inc.
10.00%, 12/1/22	382,000	392,505
Six Flags Entertainment Corp., 144A
4.875%, 7/31/24	350,000	363,121

		3,532,086

Food Service - 0.8%
Aramark Services, Inc.
5.125%, 1/15/24	205,000	211,404
5.00%, 4/1/25, 144A	194,000	202,971
4.75%, 6/1/26	370,000	383,809
5.00%, 2/1/28, 144A	350,000	368,384

		1,166,568

Home Builders - 2.3%
KB Home
7.00%, 12/15/21	200,000	216,330
Lennar Corp.
4.75%, 4/1/21	155,000	159,030
4.125%, 1/15/22	300,000	308,250
4.875%, 12/15/23	400,000	428,666
4.50%, 4/30/24	185,000	196,687
5.875%, 11/15/24	183,000	204,578
4.75%, 5/30/25	70,000	75,358
4.75%, 11/29/27	325,000	351,008
Meritage Homes Corp.
6.00%, 6/1/25	150,000	168,407
PulteGroup, Inc.
4.25%, 3/1/21	100,000	102,165
5.50%, 3/1/26	373,000	414,430
5.00%, 1/15/27	170,000	185,695
Toll Brothers Finance Corp.
5.875%, 2/15/22	150,000	159,422
4.375%, 4/15/23 (a)	159,000	166,221
4.875%, 3/15/27	150,000	162,802
4.35%, 2/15/28	138,000	143,654
3.80%, 11/1/29	150,000	148,129

		3,590,832

Home Furnishings - 0.1%
Tempur Sealy International, Inc.
5.625%, 10/15/23	150,000	154,937

Housewares - 0.8%
Newell Brands, Inc.
3.85%, 4/1/23	525,000	541,957
4.20%, 4/1/26	750,000	774,638

		1,316,595

Leisure Time - 0.4%
NCL Corp. Ltd., 144A
4.75%, 12/15/21	204,000	207,009

Sabre GLBL, Inc.
5.375%, 4/15/23, 144A	170,000	174,673
5.25%, 11/15/23, 144A	230,000	236,323

		618,005

Lodging - 3.5%
Boyd Gaming Corp.
6.875%, 5/15/23	300,000	310,314
6.375%, 4/1/26	225,000	240,710
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/24	347,000	354,084
5.125%, 5/1/26	626,000	660,648
4.875%, 1/15/30	350,000	372,688
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp.
4.625%, 4/1/25	280,000	288,516
4.875%, 4/1/27	250,000	265,581
Jack Ohio Finance LLC / Jack Ohio Finance 1 Corp., 144A
6.75%, 11/15/21	250,000	255,562
MGM Resorts International
7.75%, 3/15/22	250,000	280,937
6.00%, 3/15/23	490,000	540,225
5.75%, 6/15/25	350,000	391,559
4.625%, 9/1/26	150,000	158,191
5.50%, 4/15/27	400,000	440,510
Studio City Co. Ltd., 144A
7.25%, 11/30/21	400,000	408,780
Wyndham Destinations, Inc.
4.25%, 3/1/22	300,000	308,552
3.90%, 3/1/23	75,000	76,266
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 144A
4.25%, 5/30/23 (a)	180,000	188,098

		5,541,221

Retail - 3.3%
1011778 BC ULC / New Red Finance, Inc.
4.25%, 5/15/24, 144A	500,000	512,500
5.00%, 10/15/25, 144A	1,098,000	1,141,404
3.875%, 1/15/28, 144A	260,000	262,282
Group 1 Automotive, Inc.
5.00%, 6/1/22	225,000	228,373
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
5.00%, 6/1/24, 144A	300,000	311,997
5.25%, 6/1/26, 144A	570,000	605,696
4.75%, 6/1/27, 144A	250,000	260,581
L Brands, Inc.
6.625%, 4/1/21	50,000	52,645
5.625%, 2/15/22	361,000	379,499
5.625%, 10/15/23 (a)	180,000	191,923
Murphy Oil USA, Inc.
4.75%, 9/15/29	190,000	201,062
Penske Automotive Group, Inc.
5.75%, 10/1/22	150,000	152,005
QVC, Inc.
5.125%, 7/2/22	175,000	184,100
4.375%, 3/15/23	200,000	207,193
4.85%, 4/1/24	155,000	164,423
4.45%, 2/15/25	300,000	311,028

		5,166,711

Consumer, Non-cyclical - 19.1%
Agriculture - 0.1%
Darling Ingredients, Inc., 144A
5.25%, 4/15/27	200,000	211,714

Commercial Services - 3.8%
Gartner, Inc., 144A
5.125%, 4/1/25	276,000	290,059
Jaguar Holding Co. II / Pharmaceutical Product Development LLC, 144A
6.375%, 8/1/23	400,000	414,996
Nielsen Co. Luxembourg SARL, 144A
5.50%, 10/1/21	125,000	125,437
Prime Security Services Borrower LLC / Prime Finance, Inc., 144A
9.25%, 5/15/23	409,000	430,728
Refinitiv US Holdings, Inc., 144A
6.25%, 5/15/26	425,000	464,323
Service Corp. International
5.375%, 5/15/24	325,000	335,559
4.625%, 12/15/27	220,000	228,761
5.125%, 6/1/29	300,000	321,008
ServiceMaster Co. LLC, 144A
5.125%, 11/15/24	275,000	285,654
United Rentals North America, Inc.
5.50%, 7/15/25	268,000	279,722
4.625%, 10/15/25	425,000	437,746
5.875%, 9/15/26	476,000	510,522
6.50%, 12/15/26	350,000	382,875
5.50%, 5/15/27	50,000	53,501
3.875%, 11/15/27	275,000	278,094
4.875%, 1/15/28	750,000	784,429
WEX, Inc., 144A
4.75%, 2/1/23	250,000	253,229

		5,876,643

Cosmetics/Personal Care - 0.3%
Edgewell Personal Care Co.
4.70%, 5/24/22	368,000	379,037

Food - 2.6%
JBS USA LUX SA / JBS USA Finance, Inc.
5.875%, 7/15/24, 144A	425,000	438,706
5.75%, 6/15/25, 144A	400,000	416,166
Lamb Weston Holdings, Inc.
4.625%, 11/1/24, 144A	275,000	291,154
4.875%, 11/1/26, 144A	285,000	302,049
Pilgrim’s Pride Corp.
5.75%, 3/15/25, 144A	300,000	311,997
5.875%, 9/30/27, 144A	330,000	357,166
Post Holdings, Inc.
5.50%, 3/1/25, 144A	390,000	409,984
5.00%, 8/15/26, 144A	675,000	710,304
5.75%, 3/1/27, 144A	325,000	348,918
TreeHouse Foods, Inc., 144A
6.00%, 2/15/24	225,000	235,123
US Foods, Inc., 144A
5.875%, 6/15/24	267,000	275,931

		4,097,498

Healthcare-Products - 1.6%
Avantor, Inc.
6.00%, 10/1/24, 144A	630,000	676,456
9.00%, 10/1/25, 144A	675,000	752,625
Hill-Rom Holdings, Inc., 144A
4.375%, 9/15/27	150,000	154,177
Hologic, Inc.
4.375%, 10/15/25, 144A	450,000	464,625
4.625%, 2/1/28, 144A	50,000	52,893
Teleflex, Inc.
4.875%, 6/1/26	354,000	370,938
4.625%, 11/15/27	50,000	52,991

		2,524,705

Healthcare-Services - 7.9%
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	250,000	255,310
Catalent Pharma Solutions, Inc.
4.875%, 1/15/26, 144A	175,000	180,967
5.00%, 7/15/27, 144A	150,000	155,973
Centene Corp.
4.75%, 5/15/22	525,000	536,809
6.125%, 2/15/24	325,000	338,203
4.75%, 1/15/25	395,000	411,341
5.375%, 6/1/26, 144A	600,000	638,265
Charles River Laboratories International, Inc.
5.50%, 4/1/26, 144A	150,000	160,098
4.25%, 5/1/28, 144A	250,000	252,500
DaVita, Inc.
5.125%, 7/15/24	550,000	565,807
Encompass Health Corp.
5.75%, 11/1/24	220,000	223,573
4.50%, 2/1/28	150,000	154,098
HCA Healthcare, Inc.
6.25%, 2/15/21	313,000	328,572
HCA, Inc.
7.50%, 2/15/22	680,000	754,795
5.875%, 5/1/23	425,000	469,621
5.375%, 2/1/25	1,119,000	1,239,281
5.875%, 2/15/26	525,000	593,919
5.375%, 9/1/26	385,000	427,360
5.625%, 9/1/28	590,000	668,190
5.875%, 2/1/29	325,000	371,719
Molina Healthcare, Inc.
5.375%, 11/15/22	250,000	264,998
RegionalCare Hospital Partners Holdings, Inc., 144A
8.25%, 5/1/23	301,000	320,001
Tenet Healthcare Corp.
4.625%, 7/15/24	675,000	700,313
4.625%, 9/1/24, 144A	200,000	206,750
4.875%, 1/1/26, 144A	750,000	780,000
5.125%, 11/1/27, 144A	520,000	544,050
WellCare Health Plans, Inc.
5.25%, 4/1/25	450,000	471,933
5.375%, 8/15/26, 144A	346,000	369,294

		12,383,740

Household Products/Wares - 0.5%
Prestige Brands, Inc.
5.375%, 12/15/21, 144A	225,000	225,788
6.375%, 3/1/24, 144A (a)	200,000	208,748
Spectrum Brands, Inc.
5.75%, 7/15/25	329,000	345,341

		779,877

Pharmaceuticals - 2.3%
Bausch Health Cos., Inc.
6.50%, 3/15/22, 144A	485,000	498,338
5.50%, 3/1/23, 144A	102,000	103,062
5.875%, 5/15/23, 144A	456,000	462,835
7.00%, 3/15/24, 144A	935,000	980,572
5.50%, 11/1/25, 144A	550,000	576,125
5.75%, 8/15/27, 144A	300,000	325,883
Elanco Animal Health, Inc.
3.912%, 8/27/21	175,000	179,494
4.272%, 8/28/23	250,000	261,858
4.90%, 8/28/28	250,000	270,546

		3,658,713

Energy - 11.3%
Energy-Alternate Sources - 0.1%
TerraForm Power Operating LLC, 144A
4.25%, 1/31/23	158,000	161,093

Oil & Gas - 5.1%
Aker BP ASA
6.00%, 7/1/22, 144A	100,000	103,161
5.875%, 3/31/25, 144A	200,000	211,500
Baytex Energy Corp., 144A
5.125%, 6/1/21	136,000	134,864
Callon Petroleum Co.
6.125%, 10/1/24	235,000	223,838
CITGO Petroleum Corp., 144A
6.25%, 8/15/22	108,000	109,484
CrownRock LP / CrownRock Finance, Inc., 144A
5.625%, 10/15/25	478,000	473,514
Endeavor Energy Resources LP / EER Finance, Inc.
5.50%, 1/30/26, 144A	225,000	230,585
5.75%, 1/30/28, 144A	205,000	215,041
Matador Resources Co.
5.875%, 9/15/26	375,000	371,267
MEG Energy Corp., 144A
6.50%, 1/15/25	280,000	291,740
Murphy Oil Corp.
6.875%, 8/15/24	150,000	157,371
5.75%, 8/15/25	190,000	194,982
5.875%, 12/1/27	200,000	201,292
Parkland Fuel Corp.
6.00%, 4/1/26, 144A	175,000	187,569
5.875%, 7/15/27, 144A	255,000	273,442
Parsley Energy LLC / Parsley Finance Corp.
6.25%, 6/1/24, 144A	140,000	145,658
5.375%, 1/15/25, 144A	250,000	256,243
5.25%, 8/15/25, 144A	488,000	496,899
5.625%, 10/15/27, 144A	75,000	77,721
PBF Holding Co. LLC / PBF Finance Corp.
7.00%, 11/15/23	150,000	156,295
7.25%, 6/15/25	255,000	270,297
PDC Energy, Inc.
6.125%, 9/15/24	120,000	119,750
5.75%, 5/15/26	225,000	212,975
Puma International Financing SA
5.125%, 10/6/24, 144A	200,000	198,396
5.00%, 1/24/26, 144A	250,000	238,747
QEP Resources, Inc.
5.375%, 10/1/22	150,000	147,047
Range Resources Corp.
5.75%, 6/1/21	150,000	150,060
Seven Generations Energy Ltd.
6.75%, 5/1/23, 144A	200,000	206,333
6.875%, 6/30/23, 144A	150,000	154,187
5.375%, 9/30/25, 144A	200,000	195,498
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23	350,000	358,895
5.50%, 2/15/26	275,000	285,064
6.00%, 4/15/27	235,000	249,556
WPX Energy, Inc.
8.25%, 8/1/23	67,000	75,423
5.25%, 9/15/24	250,000	256,115
5.75%, 6/1/26	200,000	205,711
5.25%, 10/15/27	225,000	225,557

		8,062,077

Oil & Gas Services - 0.3%
USA Compression Partners LP / USA Compression Finance Corp.
6.875%, 4/1/26	250,000	257,344
6.875%, 9/1/27, 144A	275,000	281,964

		539,308

Pipelines - 5.8%
Blue Racer Midstream LLC / Blue Racer Finance Corp., 144A
6.125%, 11/15/22	330,000	298,549
Buckeye Partners LP
4.15%, 7/1/23	175,000	174,875
3.95%, 12/1/26	210,000	194,855
4.125%, 12/1/27	140,000	128,920

Cheniere Energy Partners LP
5.25%, 10/1/25	580,000	598,844
5.625%, 10/1/26	476,000	501,872
4.50%, 10/1/29, 144A	540,000	544,225
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.
6.25%, 4/1/23	115,000	115,574
5.75%, 4/1/25 (a)	225,000	226,753
5.625%, 5/1/27, 144A	260,000	251,550
DCP Midstream Operating LP
4.75%, 9/30/21, 144A	250,000	255,250
3.875%, 3/15/23	150,000	152,624
5.375%, 7/15/25	276,000	294,622
5.125%, 5/15/29	250,000	254,331
EnLink Midstream LLC
5.375%, 6/1/29	175,000	148,666
EnLink Midstream Partners LP
4.40%, 4/1/24 (a)	280,000	258,297
4.15%, 6/1/25	50,000	44,251
4.85%, 7/15/26	306,000	271,230
Genesis Energy LP / Genesis Energy Finance Corp.
6.75%, 8/1/22	350,000	342,779
6.00%, 5/15/23	155,000	145,295
NuStar Logistics LP
6.00%, 6/1/26	160,000	171,500
5.625%, 4/28/27	240,000	248,357
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
4.75%, 10/1/23, 144A	270,000	261,222
5.50%, 9/15/24, 144A	263,000	256,751
5.50%, 1/15/28, 144A	250,000	231,836
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.25%, 5/1/23	200,000	202,248
4.25%, 11/15/23	250,000	252,810
6.75%, 3/15/24	95,000	98,918
5.125%, 2/1/25	200,000	205,978
5.875%, 4/15/26	450,000	474,333
5.375%, 2/1/27	290,000	295,749
6.50%, 7/15/27, 144A	300,000	320,726
5.00%, 1/15/28	195,000	193,998
6.875%, 1/15/29, 144A	235,000	254,346
5.50%, 3/1/30, 144A	360,000	361,458

		9,033,592

Financial - 8.1%
Banks - 1.0%
CIT Group, Inc.
4.125%, 3/9/21	250,000	255,250
5.00%, 8/15/22	325,000	346,708
5.00%, 8/1/23	311,000	335,488
4.75%, 2/16/24	200,000	214,000
5.25%, 3/7/25	227,000	250,265
6.125%, 3/9/28	150,000	176,677

		1,578,388

Diversified Financial Services - 2.6%
Ally Financial, Inc.
5.125%, 9/30/24	250,000	275,312
5.75%, 11/20/25	381,000	420,529
Nationstar Mortgage LLC / Nationstar Capital Corp.
6.50%, 7/1/21	124,000	124,856
Navient Corp.
5.875%, 3/25/21	200,000	207,290
6.625%, 7/26/21	375,000	398,347
Series MTN, 7.25%, 1/25/22	170,000	184,875
6.50%, 6/15/22	406,000	441,330
Springleaf Finance Corp.
8.25%, 12/15/20	350,000	370,913
7.75%, 10/1/21	300,000	328,425
6.125%, 5/15/22	400,000	431,000
5.625%, 3/15/23	281,000	301,724
6.125%, 3/15/24	500,000	548,750

		4,033,351

Real Estate - 0.2%
Kennedy-Wilson, Inc.
5.875%, 4/1/24	309,000	318,128

Real Estate Investment Trusts - 3.5%
ESH Hospitality, Inc., 144A
5.25%, 5/1/25	524,000	542,340
Iron Mountain, Inc.
4.375%, 6/1/21, 144A	400,000	403,400
6.00%, 8/15/23	50,000	51,413
5.75%, 8/15/24	230,000	233,611
iStar, Inc.
5.25%, 9/15/22	133,000	136,460
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp., 144A
5.25%, 3/15/22	203,000	211,119

MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc.
5.625%, 5/1/24	335,000	369,337
4.50%, 9/1/26	304,000	320,666
5.75%, 2/1/27, 144A	250,000	280,312
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/1/26	665,000	708,247
5.00%, 10/15/27	304,000	319,968
4.625%, 8/1/29	300,000	315,179
SBA Communications Corp.
4.875%, 7/15/22	150,000	152,436
4.00%, 10/1/22	473,000	483,048
4.875%, 9/1/24	350,000	363,886
Starwood Property Trust, Inc.
3.625%, 2/1/21	150,000	151,560
5.00%, 12/15/21	325,000	339,544
4.75%, 3/15/25	150,000	156,437

		5,538,963

Venture Capital - 0.8%
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
5.875%, 2/1/22	344,000	346,831
6.25%, 2/1/22	620,000	633,946
6.75%, 2/1/24	250,000	260,729

		1,241,506

Industrial - 10.5%
Aerospace/Defense - 2.4%
Arconic, Inc.
5.40%, 4/15/21	300,000	309,316
5.87%, 2/23/22	350,000	373,788
5.125%, 10/1/24	418,000	455,940
Signature Aviation US Holdings, Inc.
5.375%, 5/1/26, 144A	200,000	210,760
4.00%, 3/1/28, 144A	250,000	252,262
TransDigm, Inc.
6.50%, 7/15/24	450,000	465,183
6.25%, 3/15/26, 144A	1,400,000	1,505,874
Triumph Group, Inc., 144A
6.25%, 9/15/24	150,000	157,874

		3,730,997

Building Materials - 1.1%
Builders FirstSource, Inc., 144A
5.625%, 9/1/24	174,000	181,393
Griffon Corp.
5.25%, 3/1/22	305,000	308,341
Standard Industries, Inc.
5.50%, 2/15/23, 144A	150,000	153,749
5.375%, 11/15/24, 144A	435,000	448,589
6.00%, 10/15/25, 144A	425,000	445,714
Summit Materials LLC / Summit Materials Finance Corp.
6.125%, 7/15/23	176,000	179,410

		1,717,196

Electrical Components & Equipment - 0.1%
Energizer Holdings, Inc., 144A
5.50%, 6/15/25	200,000	207,748

Electronics - 1.0%
ADT Security Corp.
6.25%, 10/15/21	195,000	207,139
3.50%, 7/15/22	435,000	442,609
4.125%, 6/15/23	250,000	256,873
Sensata Technologies BV
4.875%, 10/15/23, 144A	215,000	228,435
5.625%, 11/1/24, 144A	130,000	143,379
5.00%, 10/1/25, 144A	220,000	238,698

		1,517,133

Engineering & Construction - 0.6%
AECOM
5.875%, 10/15/24	349,000	382,151
5.125%, 3/15/27	315,000	336,372
MasTec, Inc.
4.875%, 3/15/23	125,000	126,927

		845,450

Environmental Control - 0.5%
Advanced Disposal Services, Inc., 144A
5.625%, 11/15/24	200,000	209,333
Clean Harbors, Inc., 144A
4.875%, 7/15/27	200,000	210,025
Covanta Holding Corp.
5.875%, 3/1/24	150,000	154,937
Stericycle, Inc., 144A
5.375%, 7/15/24	205,000	214,735

		789,030

Hand/Machine Tools - 0.2%
Colfax Corp.
6.00%, 2/15/24, 144A	200,000	212,498
6.375%, 2/15/26, 144A	150,000	162,188

		374,686

Machinery-Diversified - 0.1%
Welbilt, Inc.
9.50%, 2/15/24	150,000	159,437

Packaging & Containers - 3.7%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.25%, 9/15/22, 144A	442,000	448,627
4.125%, 8/15/26, 144A	150,000	152,531
Ball Corp.
4.375%, 12/15/20	514,000	525,436
5.00%, 3/15/22	200,000	210,999
4.00%, 11/15/23	250,000	261,872
5.25%, 7/1/25	550,000	615,934
4.875%, 3/15/26	200,000	219,219
Berry Global, Inc.
5.50%, 5/15/22	175,000	177,843
5.125%, 7/15/23	437,000	449,559
4.875%, 7/15/26, 144A	425,000	445,453
Crown Americas LLC / Crown Americas Capital Corp. IV
4.50%, 1/15/23	355,000	372,036
Graphic Packaging International LLC
4.75%, 4/15/21	181,000	185,597
Owens-Brockway Glass Container, Inc.
5.00%, 1/15/22, 144A	170,000	176,374
5.875%, 8/15/23, 144A (a)	250,000	265,313
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 144A
5.125%, 7/15/23	625,000	640,619
Sealed Air Corp.
5.125%, 12/1/24, 144A	225,000	243,281
5.50%, 9/15/25, 144A	200,000	219,083
4.00%, 12/1/27, 144A	150,000	151,125

		5,760,901

Transportation - 0.6%
XPO Logistics, Inc.
6.50%, 6/15/22, 144A	454,000	465,737
6.125%, 9/1/23, 144A	100,000	103,499
6.75%, 8/15/24, 144A	373,000	405,459

		974,695

Trucking & Leasing - 0.2%
Fortress Transportation & Infrastructure Investors LLC, 144A
6.75%, 3/15/22	300,000	311,998

Technology - 5.0%
Computers - 1.3%
Dell International LLC / EMC Corp.
5.875%, 6/15/21, 144A	375,000	381,093
7.125%, 6/15/24, 144A	473,000	500,789
Dell, Inc.
4.625%, 4/1/21	450,000	462,330
EMC Corp.
3.375%, 6/1/23	400,000	404,772
NCR Corp.
5.00%, 7/15/22	250,000	252,750
6.375%, 12/15/23	75,000	76,998

		2,078,732

Office/Business Equipment - 1.1%
CDW LLC / CDW Finance Corp.
5.50%, 12/1/24	200,000	221,082
5.00%, 9/1/25	250,000	261,247
4.25%, 4/1/28	250,000	261,756
Pitney Bowes, Inc.
4.125%, 10/1/21	200,000	202,696
Xerox Corp.
4.50%, 5/15/21	400,000	410,900
4.125%, 3/15/23	300,000	310,497

		1,668,178

Semiconductors - 0.3%
Qorvo, Inc.
5.50%, 7/15/26	397,000	423,053

Software - 2.3%
CDK Global, Inc.
5.00%, 10/15/24	180,000	195,073
5.875%, 6/15/26	257,000	275,266
Infor US, Inc.
6.50%, 5/15/22	600,000	612,776
IQVIA, Inc.
5.00%, 10/15/26, 144A	575,000	605,085
5.00%, 5/15/27, 144A	250,000	263,081
MSCI, Inc.
5.25%, 11/15/24, 144A	425,000	437,746
5.75%, 8/15/25, 144A	150,000	157,873
5.375%, 5/15/27, 144A	398,000	427,282
Open Text Corp.
5.625%, 1/15/23, 144A	400,000	407,996
5.875%, 6/1/26, 144A	280,000	298,719

		3,680,897

Utilities - 3.8%
Electric - 3.5%
AES Corp.
4.00%, 3/15/21	100,000	101,600
4.50%, 3/15/23	50,000	51,374
4.875%, 5/15/23	166,000	169,318
5.50%, 4/15/25	243,000	252,402
6.00%, 5/15/26	300,000	320,941
5.125%, 9/1/27	200,000	214,214
NextEra Energy Operating Partners LP
4.25%, 7/15/24, 144A	230,000	236,856
4.25%, 9/15/24, 144A	325,000	334,747
3.875%, 10/15/26, 144A	140,000	139,429
4.50%, 9/15/27, 144A	205,000	209,576
NRG Energy, Inc.
7.25%, 5/15/26	300,000	329,191
6.625%, 1/15/27	633,000	686,693
5.75%, 1/15/28	306,000	331,253
5.25%, 6/15/29, 144A (a)	250,000	268,531
TransAlta Corp.
4.50%, 11/15/22	150,000	154,744
Vistra Energy Corp.
5.875%, 6/1/23	300,000	306,810
Vistra Operations Co. LLC
5.50%, 9/1/26, 144A	325,000	342,817
5.625%, 2/15/27, 144A	450,000	473,635
5.00%, 7/31/27, 144A	450,000	468,574

		5,392,705

Gas - 0.3%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.625%, 5/20/24	225,000	240,748
5.50%, 5/20/25	250,000	268,177

		508,925

TOTAL CORPORATE BONDS (Cost $151,513,985)		154,921,826

	Number of Shares	Value
SECURITIES LENDING COLLATERAL - 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c) (Cost $2,148,161)	2,148,161	2,148,161

CASH EQUIVALENTS - 1.8%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b) (Cost $2,803,591)	2,803,591	2,803,591

TOTAL INVESTMENTS - 102.1% (Cost $156,465,737)		$159,873,578
Other assets and liabilities, net - (2.1%)		(3,288,471)

NET ASSETS - 100.0%		$156,585,107

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended November 30, 2019 is as follows:

Value ($) at 8/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 11/30/2019	Value ($) at 11/30/2019
SECURITIES LENDING COLLATERAL — 1.4%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 1.53% (b)(c)
1,219,663	928,498 (d)	—	—	—	747	—	2,148,161	2,148,161
CASH EQUIVALENTS — 1.8%
DWS Government Money Market Series “Institutional Shares”, 1.58% (b)
1,864,770	6,964,923	(6,026,102)	—	—	4,601	—	2,803,591	2,803,591

3,084,433	7,893,421	(6,026,102)	—	—	5,348	—	4,951,752	4,951,752

(a)

All or a portion of these securities were on loan. In addition, “Other assets and liabilities, net” may include pending sales that are also on loan. The value of securities loaned at November 30, 2019 amounted to $2,078,120, which is 1.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended November 30, 2019.

MTN:	Medium Term Note
144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of November 30, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (e)	$—	$154,921,826	$—	$154,921,826
Short-Term Investments (e)	4,951,752	—	—	4,951,752

TOTAL	$4,951,752	$154,921,826	$—	$159,873,578

(e)	See Schedule of Investments for additional detailed categorizations.